Vessels in Operation (Details Narrative) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)
Property, Plant and Equipment [Line Items]
Number of unencumbered vessels	5
Ballast water treatments and other additions amount	$ 5,642		$ 6,139
2027 USPP Notes (a) [Member]
Property, Plant and Equipment [Line Items]
Number Of Vessels Pledged As Collateral	20
Other Loan Facilities [Member]
Property, Plant and Equipment [Line Items]
Number Of Vessels Pledged As Collateral	40
La Tour Containership [Member]
Property, Plant and Equipment [Line Items]
Proceeds from Sale of Property, Plant, and Equipment		$ 16,514
Collateral description		the vessel was released as collateral under the Company’s $236,200 senior secured loan facility with Hayfin Capital Management, LLP
Net gain from vessel sale		$ 7,770